Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	PUMA BIOTECHNOLOGY, INC.
Entity Central Index Key	0001401667
Entity Filer Category	Smaller Reporting Company